Summary of Expected Credit Loss Allowance (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 139	$ 338
Impairment loss recognized	3,006	780
Amounts written-off as uncollectible	(19)	(680)
Impairment loss reversed	(172)	(301)
Effect of movement in exchange rates	(126)	2
Ending balance	$ 2,828	$ 139